UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21190

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
               (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 816-4999

                        Date of fiscal year end: March 31

                    Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

                                  ANNUAL REPORT


                                 MARCH 31, 2006

CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC-
SERIES G
("MULTI-ADVISER-G" OR THE "PORTFOLIO")    LETTER TO MEMBERS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMENTARY
================================================================================
Hedge fund strategies performed well in March, driven by long/short equity and event driven strategies. Equity markets were strong globally, with Japan leading the developed markets. Global fixed income markets sold off as the U.S. yield curve steepened. Commodity prices advanced broadly. Global strategies were mixed, as bond prices declined in anticipation of potential rate hikes. Long/short equity strategies were positive due to powerful directional rallies in industrials, materials and energy. Additionally, small-cap stocks continue to outperform large-cap stocks. Event driven strategies were positive given the favorable market environment for corporate activity. Distressed and performing corporate credit strategies produced gains.

CITIGROUP ALTERNATIVE INVESTMENTS LLC
(INVESTMENT MANAGER)
--------------------------------------------------------------------------------
PERFORMANCE
================================================================================

2006 RETURNS             JAN     FEB     MAR     APR     MAY     JUN     JUL     AUG     SEP     OCT     NOV     DEC   YEAR
-----------------------------------------------------------------------------------------------------------------------------
Multi-Adviser- G        2.71%   0.21%   2.06%                                                                          5.05%
HFRX Global HF Index    2.45%   0.17%   1.15%                                                                          3.80%
HFRI FOF Composite      2.89%   0.35%   1.50%                                                                          4.80%
S&P 500                 2.65%   0.27%   1.25%                                                                          4.21%
Lehman Aggregate Bond   0.01%   0.33%  -0.98%                                                                         -0.64%

The indices are presented merely to show the general trends in the markets for the period and are not intended to imply that the Portfolio is comparable to the indices either in composition or element of risk. The indices do not reflect the deductions of any fees. Index data is provided for comparison purposes only and a variety of factors may cause an index to be an inaccurate benchmark for a particular fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTORS CANNOT INVEST IN AN INDEX.

MULTI-ADVISER- G HISTORICAL ANNUAL RETURNS*

                                                                                                YTD      SINCE INCEPTION
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003    2004    2005    2006    ANNUALIZED RETURN
-----------------------------------------------------------------------------------------------------------------------------
                                                                        8.26%   3.29%   5.68%   5.05%               6.88%

* Multi-Adviser- G was launched in January 2003

--------------------------------------------------------------------------------
PORTFOLIO INFORMATION
================================================================================

PORTFOLIO COMPOSITION (AS OF APRIL 1, 2006)
-------------------------------------------

AUM'S:                  $194 Million

NUMBER OF MANAGERS:      16

              ATTRIBUTION (AS OF MARCH 31, 2006)
              ----------------------------------
STRATEGY                                      MTD        YTD

Global Macro                    GM           0.05%      0.59%
Equity Long/Short               LS           1.80%      4.05%
Equity Arbitrage                EA           0.25%      0.59%
Fixed Income Arbitrage          FIA          0.04%      0.12%
Convertible Arbitrage           CA           0.00%      0.00%
Merger Arbitrage                MA           0.00%      0.00%
Distressed Debt                 DD           0.07%      0.10%
Multi-Strategy Event            MSE          0.05%      0.11%
Credit Strategies               CS           0.00%      0.00%
Event Driven Equity             EDE          0.00%      0.00%
Cash and Cash Equivalents       C            0.02%      0.07%
Fees and Expenses                           -0.22%     -0.63%
-------------------------------------------------------------
NET RETURN*                                  2.06%      5.05%
-------------------------------------------------------------

  LARGEST POSITION BY
  STRATEGY

Manager name cannot be disclosed
North Sound Legacy Fund LLC
Ventus Fund LP
PIMCO Global Relative Value Fund
None
None
Golden Tree High Yield Fund Ltd
Canyon Value Realization Fund LP
None
None

                                [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA FOLLOWS:

                    STRATEGY ALLOCATION (AS OF APRIL 1, 2006)
                    -----------------------------------------

                             LS              49%
                             EA              15%
                             GM              13%
                             MSE              7%
                             DD               5%
                             FIA              5%
                             CS               3%
                             C                2%
                             EDE              2%

* The year-to-date strategy and sub-strategy returns are based on monthly returns that have been summed. The year-to-date net return is based on a time-weighted rate of return using geometrically linked period returns. The net return shown may be slightly different from the sum of the totals shown due to rounding.

Note: Performance results are based on monthly returns, are unaudited from April 2005 to present, and are net of fees and expenses. The results shown above do not reflect the effects of any placement fees and would be lower if they did. Performance results prior to April 2005 have been audited. Additionally, performance results after April 2005 are unaudited and are subject to change. There were substantial changes in the senior management, investment personnel and investment process of the Investment Manager during 2002 and 2005.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

                                                 [LOGO OMITTED]
                                                 CITIGROUP
                                                 ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND
PORTFOLIOS LLC-SERIES G

("MULTI-ADVISER- G" OR THE "PORTFOLIO")   LETTER TO MEMBERS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HISTORICAL MONTHLY PERFORMANCE
================================================================================

        JAN     FEB     MAR     APR     MAY     JUN     JUL     AUG     SEP     OCT     NOV     DEC     YEAR
-----------------------------------------------------------------------------------------------------------------
 2006   2.71%   0.21%   2.06%                                                                            5.05%
 2005  -0.31%   1.04%  -1.01%   -1.49%  0.13%   1.54%   1.86%   0.51%   1.63%  -2.02%    1.72%   2.04%   5.68%
 2004   1.25%   0.30%  -0.01%   -0.63% -0.91%   0.13%  -0.34%  -0.70%   0.86%   0.35%    2.12%   0.88%   3.29%
 2003   0.59%   0.74%  -0.26%    1.50%  2.21%   0.69%   0.37%   0.23%   0.51%   1.61%    0.66%   0.63%   8.26%

Note: Performance results are based on monthly returns, are unaudited from April 2005 to present, and are net of fees and expenses. The results shown above do not reflect the effects of any placement fees and would be lower if they did. Performance results prior to April 2005 have been audited. Additionally, performance results after April 2005 are unaudited and are subject to change. There were substantial changes in the senior management, investment personnel and investment process of the Investment Manager during 2002 and 2005.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
PERFORMANCE STATISTICS
================================================================================

                 ANNUALIZED  STANDARD                      CORRELATIONS*
                   RETURN*   DEVIATION*                    -------------
                                         MULTI-ADVISER- G   S&P     LABI    HFRI INDEX   MULTI-ADVISER- G BETA* WITH RESPECT TO:
                                                                                         ---------------------------------------
MULTI-              6.88%      3.80%          1.00                                              S&P 500               0.26
ADVISER- G

S&P 500            14.65%      8.85%          0.60          1.00                                LABI                 -0.04

LEHMAN                                                                                          HFRI INDEX            1.01
AGGREGATE BOND
INDEX               3.13%      4.02%          -0.05        -0.04    1.00
HFRI INDEX          9.17%      3.49%          0.93          0.60    0.14       1.00

*Based on monthly data for period 1/03 - 3/06.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTORS CANNOT INVEST IN AN INDEX.

IMPORTANT INFORMATION

AS FURTHER DESCRIBED IN THE OFFERING DOCUMENTS, AN INVESTMENT IN ALTERNATIVE INVESTMENTS CAN BE SPECULATIVE AND NOT SUITABLE FOR ALL INVESTORS. INVESTING IN ALTERNATIVE INVESTMENTS IS ONLY INTENDED FOR EXPERIENCED AND SOPHISTICATED INVESTORS WHO ARE WILLING TO BEAR THE HIGH ECONOMIC RISKS ASSOCIATED WITH SUCH AN INVESTMENT. INVESTORS SHOULD CAREFULLY REVIEW AND CONSIDER POTENTIAL RISKS BEFORE INVESTING. CERTAIN OF THESE RISKS MAY INCLUDE:

o LOSS OF ALL OR A SUBSTANTIAL PORTION OF THE INVESTMENT DUE TO LEVERAGING, SHORT-SELLING, OR OTHER SPECULATIVE PRACTICES;
o LACK OF LIQUIDITY IN THAT THERE MAY BE NO SECONDARY MARKET FOR THE FUND AND NONE IS EXPECTED TO DEVELOP;
o  VOLATILITY OF RETURNS;
o  RESTRICTIONS ON TRANSFERRING INTERESTS IN THE FUND;
o POTENTIAL LACK OF DIVERSIFICATION AND RESULTING HIGHER RISK DUE TO CONCENTRATION OF TRADING AUTHORITY WHEN A SINGLE ADVISOR IS UTILIZED;
o  ABSENCE OF INFORMATION REGARDING VALUATIONS AND PRICING;
o  COMPLEX TAX STRUCTURES AND DELAYS IN TAX REPORTING;
o  LESS REGULATION AND HIGHER FEES THAN MUTUAL FUNDS; AND
o  ADVISOR RISK.

INDIVIDUAL FUNDS WILL HAVE SPECIFIC RISKS RELATED TO THEIR INVESTMENT PROGRAMS THAT WILL VARY FROM FUND TO FUND.

THE OPINIONS EXPRESSED HEREIN OR IN THE FUND'S OFFERING DOCUMENTS MAY DIFFER FROM OPINIONS EXPRESSED BY CITIGROUP OR ANY OF ITS AFFILIATES OR BUSINESSES, AND ARE NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS OR A GUARANTEE OF FUTURE RESULTS. SEE "CERTAIN RISK FACTORS" IN THE PROSPECTUS.

SHARES OF CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC INVOLVE SIGNIFICANT RISKS, ARE A SPECULATIVE INVESTMENT NOT SUITABLE FOR ALL INVESTORS, SHOULD COMPRISE ONLY A PORTION OF ANY INVESTOR'S TOTAL PORTFOLIO, AND SHOULD BE REGARDED AS A LONG-TERM INVESTMENT.

OPINIONS EXPRESSED IN THIS REPORT ARE INTENDED SOLELY AS GENERAL MARKET COMMENTARY AND DO NOT CONSTITUTE INVESTMENT ADVICE OR A GUARANTEE OF RETURNS.

INFORMATION CONTAINED IN THIS REPORT IS SUBJECT TO CERTAIN CONFIDENTIALITY REQUIREMENTS IMPOSED ON THE PORTFOLIO. ACCORDINGLY, EACH OF THE PORTFOLIO'S INVESTORS MUST MAINTAIN THE CONFIDENTIALITY OF ALL INFORMATION CONTAINED HEREIN AND MAY ONLY USE THIS REPORT IN FURTHERANCE OF THEIR INTERESTS AS AN INVESTOR IN THE PORTFOLIO.

                                                 [LOGO OMITTED]
                                                 CITIGROUP
                                                 ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC-
SERIES G

("MULTI-ADVISER- G" OR THE "PORTFOLIO")   LETTER TO MEMBERS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
THIS DOCUMENT IS OFFERED FOR INFORMATIONAL PURPOSES ONLY AND DOES NOT CONSTITUTE AN OFFER TO SELL ANY SECURITIES. AN OFFER OR SOLICITATION WILL BE MADE ONLY THROUGH THE PROSPECTUS, LIMITED LIABILITY COMPANY AGREEMENT AND SUBSCRIPTION AGREEMENT AND IS QUALIFIED IN ITS ENTIRETY BY THE TERMS AND CONDITIONS CONTAINED IN SUCH DOCUMENTS. THE PROSPECTUS CONTAINS ADDITIONAL INFORMATION NEEDED TO EVALUATE THE INVESTMENT AND PROVIDES IMPORTANT DISCLOSURES REGARDING RISKS, FEES AND EXPENSES. BEFORE MAKING AN INVESTMENT, POTENTIAL INVESTORS SHOULD CAREFULLY READ THE PROSPECTUS, LIMITED LIABILITY COMPANY AGREEMENT, AND SUBSCRIPTION AGREEMENT AND CONSULT THEIR PROFESSIONAL ADVISOR.

PLEASE NOTE THAT INVESTING IN CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC IS NOT SUITABLE FOR ALL CLIENTS. THIS INVESTMENT IS ILLIQUID AND IS NOT LISTED ON ANY EXCHANGE AND SHOULD BE REGARDED AS FIXED AND LONG TERM. IT IS INTENDED FOR EXPERIENCED AND SOPHISTICATED INVESTORS WHO ARE WILLING TO BEAR THE ECONOMIC RISKS OF THE INVESTMENT, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

CITIGROUP ALTERNATIVE INVESTMENTS LLC IS NOT ACTING AS THE ADVISOR OR AGENT FOR CLIENTS PURCHASING SHARES, AND THUS CLIENTS CANNOT RELY ON CITIGROUP ALTERNATIVE INVESTMENTS LLC IN CONNECTION WITH THEIR DECISION TO MAKE THIS INVESTMENT. THIS DOCUMENT IS PRESENTED TO CLIENTS BASED ON THE UNDERSTANDING THAT EACH CLIENT HAS SUFFICIENT KNOWLEDGE, EXPERIENCE AND PROFESSIONAL ADVICE TO MAKE ITS OWN EVALUATION OF THE MERITS AND RISKS OF THIS INVESTMENT.

SHARES OF THE SERIES ARE BEING OFFERED IN THE U.S. BY SMITH BARNEY, WHICH IS A DIVISION AND SERVICE MARK OF CITIGROUP GLOBAL MARKETS INC., MEMBER NASD/SIPC, AND OTHER AUTHORIZED PLACEMENT AGENTS.

THIS INFORMATION IS CONFIDENTIAL AND INTENDED SOLELY FOR USE BY CITIGROUP ALTERNATIVE INVESTMENTS LLC AND ITS AFFILIATES WITH ITS CLIENTS AND THEIR ADVISERS. IT IS NOT TO BE REPRODUCED OR DISTRIBUTED EXCEPT WITH THE PERMISSION OF CITIGROUP ALTERNATIVE INVESTMENTS LLC.

THE THIRD PARTY INFORMATION USED IN THIS DOCUMENT HAS BEEN OBTAINED FROM VARIOUS PUBLISHED AND UNPUBLISHED SOURCES CONSIDERED TO BE RELIABLE. HOWEVER, CITIGROUP INC. AND ITS AFFILIATES AND SUBSIDIARIES ("CITIGROUP") CANNOT GUARANTEE ITS ACCURACY OR COMPLETENESS AND THUS DO NOT ACCEPT LIABILITY FOR ANY DIRECT OR CONSEQUENTIAL LOSSES ARISING FROM ITS USE. IN ADDITION, CITIGROUP CAN ACCEPT NO RESPONSIBILITY FOR THE TAX TREATMENT OF ANY INVESTMENT PRODUCT, WHETHER OR NOT THE INVESTMENT IS PURCHASED BY A TRUST OR COMPANY ADMINISTERED BY AN AFFILIATE OF CITIGROUP. CITIGROUP ASSUMES THAT, BEFORE MAKING ANY COMMITMENT TO INVEST, THE INVESTOR (AND WHERE APPLICABLE, ITS BENEFICIAL OWNERS) HAVE TAKEN WHATEVER TAX, LEGAL OR OTHER ADVICE THE INVESTOR/BENEFICIAL OWNERS CONSIDER NECESSARY AND HAVE ARRANGED TO ACCOUNT FOR ANY TAX LAWFULLY DUE ON THE INCOME OR GAINS ARISING FROM ANY INVESTMENT PRODUCT PROVIDED BY CITIGROUP. AT ANY TIME, CITIGROUP OR ITS EMPLOYEES MAY HAVE A POSITION, SUBJECT TO CHANGE, IN ANY SECURITIES OR INSTRUMENTS REFERRED TO, OR PROVIDE SERVICES TO THE ISSUERS OF THOSE SECURITIES OR INSTRUMENTS. CITIGROUP ALTERNATIVE INVESTMENTS LLC IS AN INDIRECTLY WHOLLY OWNED SUBSIDIARY OF CITIGROUP, AND SOME OR ALL OF THE PLACEMENT AGENTS AND THE ADMINISTRATOR ARE ALSO AFFILIATES OF CITIGROUP AND CITIGROUP ALTERNATIVE INVESTMENTS LLC. IN ADDITION, AS A DIVERSIFIED GLOBAL FINANCIAL SERVICES FIRM, CITIGROUP (INCLUDING FOR PURPOSES OF THIS DISCUSSION, ITS SUBSIDIARIES AND OTHER AFFILIATES) ENGAGES IN A BROAD SPECTRUM OF ACTIVITIES, INCLUDING FINANCIAL ADVISORY SERVICES, ASSET MANAGEMENT ACTIVITIES, SPONSORING AND MANAGING PRIVATE INVESTMENT FUNDS, ENGAGING IN BROKER-DEALER TRANSACTIONS, AND OTHER ACTIVITIES. IN THE ORDINARY COURSE OF BUSINESS, CITIGROUP ENGAGES IN ACTIVITIES IN WHICH CITIGROUP'S INTERESTS OR THE INTEREST OF ITS CLIENTS MAY CONFLICT WITH THE INTEREST OF THE PORTFOLIO OR A SERIES OR THE INVESTORS. SPECIFIC EXAMPLES OF SUCH CONFLICTS INCLUDE, BUT ARE NOT LIMITED TO: COMPETITION WITH OTHER CITIGROUP AFFILIATES AND CITIGROUP SPONSORED FUNDS FOR INVESTMENT OPPORTUNITIES, THE FACT THAT CITIGROUP MAY RECEIVE COMPENSATION FOR PERFORMING OTHER FINANCIAL SERVICES FOR THE UNDERLYING INVESTMENT FUNDS AND RELATED PARTIES, CITIGROUP'S EXISTING AND POTENTIAL CLIENT RELATIONSHIPS WITH A SIGNIFICANT NUMBER OF SPONSORS AND MANAGERS OF INVESTMENT FUNDS, CORPORATIONS AND INSTITUTIONS, AND THE FACT THAT CITIGROUP MAY STRUCTURE ITS PRODUCTS AND INVESTMENTS IN A MANNER THAT BENEFITS CERTAIN INVESTORS MORE THAN OTHERS. INVESTORS SHOULD CONSULT THE PROSPECTUS FOR A MORE DETAILED DESCRIPTION OF ACTUAL AND POTENTIAL CONFLICTS. THERE ALSO MAY BE ADDITIONAL CONFLICTS AND NO ASSURANCE CAN BE GIVEN THAT SUCH CONFLICTS OF INTEREST WILL BE RESOLVED IN FAVOR OF THE PORTFOLIO OR A SERIES OR THE INVESTORS. IN ACQUIRING SHARES, AN INVESTOR WILL BE DEEMED TO HAVE ACKNOWLEDGED THE EXISTENCE OF POTENTIAL CONFLICTS OF INTEREST RELATING TO CITIGROUP AND TO THE COMPANY'S OR SERIES' OPERATING IN THE FACE OF THOSE CONFLICTS.


NON-CONFIDENTIALITY. AN INVESTOR (AND EACH EMPLOYEE, REPRESENTATIVE, OR OTHER AGENT OF THE INVESTOR) MAY DISCLOSE TO ANY AND ALL PERSONS, WITHOUT LIMITATION OF ANY KIND, THE TAX TREATMENT AND TAX STRUCTURE OF THE PORTFOLIO AND THE TRANSACTION AND ALL MATERIALS OF ANY KIND (INCLUDING OPINIONS OR TAX ANALYSES) THAT ARE PROVIDED TO THE INVESTOR RELATING TO SUCH TAX TREATMENT AND TAX STRUCTURE.

U.S. TAX-REPORTING. INVESTORS WHO ARE REQUIRED TO FILE A U.S. FEDERAL TAX RETURN MAY BE REQUIRED TO FILE AN ADDITIONAL FORM WITH THEIR RETURN AND A COPY WITH THE INTERNAL REVENUE SERVICE.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE INFORMATION AND INVESTMENT OPPORTUNITIES CONTAINED HEREIN ARE FOR INFORMATIONAL PURPOSES AND ARE NOT TO BE CONSTRUED AS INDICATIVE OF THE FUTURE PERFORMANCE OR INVESTMENT STRATEGY OF

CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC. CITIGROUP ALTERNATIVE INVESTMENTS LLC IS RELYING ON COMMODITY FUTURES TRADING COMMISSION RULE 4.5 WITH RESPECT TO ITS OPERATION OF THE INVESTMENT PROGRAM OF CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISOR HEDGE FUND PORTFOLIOS LLC AND, ACCORDINGLY, IS NOT SUBJECT TO REGISTRATION OR REGULATION AS A COMMODITY POOL OPERATOR WITH RESPECT TO ITS OPERATION OF SUCH INVESTMENT PROGRAM.

THE SHARES ARE OFFERED TO POTENTIAL INVESTORS ON THE BASIS OF THE INFORMATION IN THE PROSPECTUS. NO PERSON HAS BEEN AUTHORIZED TO MAKE REPRESENTATIONS OR PROVIDE ANY INFORMATION RELATING TO THE SHARES WHICH ARE INCONSISTENT WITH OR NOT OTHERWISE CONTAINED IN THE PROSPECTUS.

----------------------------------------------------------------------------
INVESTMENT PRODUCTS: - NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
----------------------------------------------------------------------------

                                                 [LOGO OMITTED]
                                                 CITIGROUP
                                                 ALTERNATIVE INVESTMENTS

[LOGO OMITTED]
KPMG

                       KPMG LLP                        Telephone 212 758 9700
                       345 Park Avenue                 Fax       212 758 9819
                       New York, NY 10154              Internet  www.us.kpmg.com


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Members and Board of Directors
Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC -Multi-Strategy Series G

We have audited the accompanying statement of assets and liabilities of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series G, including the schedule of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in members' capital for each of the years in the two-year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the three-year period then ended and the period from January 1, 2003 (commencement of operations) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of March 31, 2006, by inspection of investment subscription documents and confirmation with underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series G, as of March 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from January 1, 2003 through March 31, 2003 in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

New York, New York
May 30, 2006

          KPMG LLP, a U.S. limited liability partnership, is the U.S.
            member firm of KPMG International, a Swiss cooperative.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2006

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                             $     711,149
Investments in investment funds, at fair value (Cost: $139,225,657)     171,578,594
Prepaid subscriptions to investment funds                                19,200,000
Receivable from investment funds                                         10,780,202
Other assets                                                                191,677
                                                                      -------------

          TOTAL ASSETS                                                  202,461,622
                                                                      -------------

LIABILITIES

Redemptions payable                                                       7,650,797
Contributions received in advance                                         5,986,025
Management fee payable                                                      267,814
Accounts payable and accrued expenses                                       440,626
                                                                      -------------

          TOTAL LIABILITIES                                              14,345,262
                                                                      -------------

                   MEMBERS' CAPITAL (151,511.015 UNITS OUTSTANDING)   $ 188,116,360
                                                                      =============

          NET ASSET VALUE PER UNIT                                    $    1,241.60
                                                                      =============


COMPOSITION OF NET ASSETS
    Paid-in Capital                                                   $ 162,538,571
    Accumulated net investment income/(loss)                               (164,869)
    Accumlated net realized gain/(loss) on investment transactions       (6,610,279)
    Net unrealized appreciation on investments                           32,352,937
                                                                      -------------
       Net Assets                                                     $ 188,116,360
                                                                      =============





The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006

--------------------------------------------------------------------------------

                                                                                               % OF MEMBERS'
                                                                      COST       FAIR VALUE       CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
         FIXED INCOME ARBITRAGE
              PIMCO Global Relative Value Fund, Ltd - b          $  9,778,469   $ 10,076,660        5.36%

         EVENT DRIVEN
              Canyon Value Realization Fund, L.P. - b            $  7,550,000   $  9,117,606        4.85%
              GoldenTree High Yield Partners, Ltd. - b              8,768,666      9,087,526        4.83%

         EQUITY ARBITRAGE
              CFM Ventus Fund L.P. - a                           $ 14,000,000   $ 12,943,701        6.88%
              Frontpoint Offshore Utility & Energy Fund LP - b      9,808,522     10,186,062        5.41%
              Stratus Fund Ltd - Class C - a                        5,000,000      5,380,115        2.86%

         DISCRETIONARY
              Basswood Opportunity Partners L.P.- b              $ 12,000,000   $ 13,445,895        7.15%
              Chilton Small Cap Partners, L.P. Class A - c          8,720,000     12,026,527        6.39%
              Delta Fund Europe L.P. - b                            8,500,000     13,335,070        7.09%
              Delta Institutional, L.P. - b                         2,100,000     14,207,854        7.55%
              North Sound Legacy Institutional,  LLC. - b          11,000,000     14,261,234        7.58%
              Renaissance Institutional Equities Fund L.P. - a     10,000,000     10,773,210        5.73%
              Telluride Capital Fund LLC - a                       18,000,000     20,469,852       10.88%
              Torrey Pines Fund LLC - b                             4,000,000      4,788,374        2.55%
              Trellus Partners L.P.- b                             10,000,000     11,478,908        6.10%

                                                                -----------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                            $139,225,657   $171,578,594       91.21%
OTHER ASSETS, LESS LIABILITIES                                                  $ 16,537,766        8.79%
                                                                               --------------- ----------
MEMBERS' CAPITAL                                                                $188,116,360      100.00%
                                                                               =============== ==========

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF OPERATIONS
                            YEAR ENDED MARCH 31, 2006

--------------------------------------------------------------------------------


INVESTMENT INCOME
      Interest                                                    $    484,702
                                                                 -------------

            TOTAL INVESTMENT INCOME                                    484,702
                                                                 -------------

EXPENSES
      OPERATING EXPENSES:
         Management fees                                             3,438,933
         Professional fees                                             753,471
         Administration fees                                           581,381
         Marketing fees                                                 21,514
         Directors' fees and expenses                                   13,778
         Custodian fees                                                 12,319
         Miscellaneous expenses                                        191,387
                                                                 -------------

            TOTAL EXPENSES                                           5,012,783
                                                                 -------------

            NET INVESTMENT LOSS                                     (4,528,081)
                                                                 -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                    10,114,280
Net change in unrealized appreciation on investments                15,083,234
                                                                 -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     25,197,514
                                                                 -------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES   $ 20,669,433
                                                                 =============





The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                   FOR THE YEARS ENDED MARCH 31, 2006 AND 2005

--------------------------------------------------------------------------------

                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2006    MARCH 31, 2005
                                                            --------------    --------------
FROM INVESTMENT ACTIVITIES

      Net investment loss                                    $  (4,528,081)   $  (5,428,210)
      Net realized gain on investments                          10,114,280          812,524
      Net change in unrealized appreciation on investments      15,083,234        8,545,992
                                                             -------------    -------------

         INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES                     20,669,433        3,930,306

MEMBERS' CAPITAL TRANSACTIONS

      Capital contributions                                     22,456,925      119,438,511
      Capital withdrawals                                      (60,092,662)     (21,564,435)
                                                             -------------    -------------

         INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                     (37,635,737)      97,874,076


         MEMBERS' CAPITAL AT BEGINNING OF YEAR                 205,082,664      103,278,282
                                                             -------------    -------------

         MEMBERS' CAPITAL AT END OF YEAR (151,511.015
         AND 183,915.383 UNITS OUTSTANDING AT MARCH 31,
         2006 AND 2005, RESPECTIVELY)                        $ 188,116,360    $ 205,082,664
                                                             =============    =============





The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF CASH FLOWS
                            YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities            $  20,669,433
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash provided by operating activities:
      Purchases of investments in investment funds                           (97,761,748)
      Proceeds from disposition of investments in investment funds           129,582,048
      Net realized gain on investments in investment funds                   (15,083,234)
      Net unrealized gain on investments in investment funds                 (10,114,280)
      Changes in operating assets and liabilities:
         Decrease in receivable from investment funds                         11,279,988
         Increase in receivable from investment funds                        (19,200,000)
         Increase in other assets                                               (142,568)
         Decrease in management fee payable                                   (1,697,988)
         Decrease in accounts payable and accrued expenses                      (353,171)
                                                                          --------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES                            17,178,480

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                   26,102,025
      Capital withdrawals                                                    (61,124,210)
                                                                          --------------
         NET CASH USED IN FINANCING ACTIVITIES                               (35,022,185)

         Net decrease in cash and cash equivalents                           (17,843,705)

         Cash and cash equivalents at beginning of year                       18,554,854
                                                                          --------------
         Cash and cash equivalents at end of year                          $     711,149
                                                                          ==============

Supplemental non-cash information:

Included in capital contributions and capital withdrawals on the accompanying Statement of Changes in Members' Capital for the year ended March 31, 2006, are changes in contributions received in advance of $3,645,100 and redemptions payable of $1,031,548, respectively.



The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                               JANUARY 1, 2003
                                                                                                                (COMMENCEMENT
                                                         YEAR ENDED         YEAR ENDED        YEAR ENDED        OF OPERATIONS)
                                                       MARCH 31, 2006     MARCH 31, 2005    MARCH 31, 2004    TO MARCH 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD:                   $    1,115.09      $    1,099.37    $        995.86      $   1,000.00
                                                       ==============     ==============   ================     =============
      INCOME FROM INVESTMENT OPERATIONS***:
      Net investment loss                                      (26.88)            (32.25)            (36.19)           (12.87)
      Net realized and unrealized gain on investments          153.39              47.97             139.70              8.73
                                                       --------------     --------------   ----------------     -------------
      TOTAL FROM INVESTMENT OPERATIONS                         126.51              15.72             103.51             (4.14)
                                                       --------------     --------------   ----------------     -------------
NET ASSET VALUE, END OF PERIOD:                         $    1,241.60      $    1,115.09    $      1,099.37      $     995.86
                                                       ==============     ==============   ================     =============
TOTAL RETURN                                                    11.35%              1.43%             10.39%            (0.41%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                               $ 188,116,360      $ 205,082,664    $   103,278,282      $ 38,426,667
                                                       ==============     ==============   ================     =============
Portfolio turnover                                              57.90%             25.24%             21.29%            29.92% *
Ratio of expenses to average net assets                          2.60%              3.06%              3.43%             5.28% *
Ratio of net investment loss to average net assets              (2.35%)            (2.95%)            (3.40%)           (5.22%)*

*   Annualized.
**  Total return for a period of less than a full year is not annualized.
*** Per unit data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month units.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.


The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Company" or "Fund") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series G. The investment objective of Multi-Strategy Series G is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series G can be described as a fund of hedge funds.

         Shares of Multi-Strategy Series G are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series G from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

         Citigroup Alternative Investments LLC ("CAI" or "the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series G's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series G's assets to various Investment Funds. AMACAR Partners, Inc. was the managing member of Multi-Strategy Series G prior to the conversion to a regulated investment company. As of October 1, 2005, under the
         Multi-Strategy Series G's governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series G to the Board of Directors.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series G values these investments at fair value based on financial data supplied by the Investment Funds.

         A.   PORTFOLIO VALUATION

         The net asset value of Multi-Strategy Series G is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         Multi-Strategy Series G's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series G's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series G, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

         As a general matter, the fair value of Multi-Strategy Series G's investment in an Investment Fund represents the amount that Multi-Strategy Series G can reasonably expect to receive from an Investment Fund if Multi-Strategy Series G's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series G does not factor into its valuation a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

         B.   FUND EXPENSES

         Multi-Strategy Series G bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series G's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series G's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

         C.   INCOME TAXES

         Multi-Strategy Series G operated as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes from inception through September 30, 2005. As of September 30, 2005, Multi-Strategy Series G became a corporation that will be taxed as a regulated investment company.

         It is Multi-Strategy Series G's policy to meet the requirements of the Internal Revenue Code

--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------
         applicable to regulated investment companies (RIC) and distribute substantially all of its taxable net investment income and capital gains, if any, to shareholders each year. Therefore, no federal income or excise tax provision is typically required for Multi-Strategy Series G's financial statements. However, during fiscal 2006, the Fund incurred $14,590 of excise tax which is recognized as a component of Miscellaneous expenses. This expense was attributable to the conversion to RIC status.

         D.   CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that earn money market rates and are accounted for at cost plus accrued interest.

         E.   CONTRIBUTIONS RECEIVED IN ADVANCE

         Contributions   received  in  advance  of  $5,986,025  represent  funds
         received for subscriptions to be credited to Members' capital accounts on April 1, 2006.

         F.   RECEIVABLE FROM INVESTMENT FUNDS

         Receivable from investment funds of $10,780,202 represents amounts due to Multi-Strategy Series G for sales of interests in certain investment funds. Of this receivable, $10,724,208 is receivable from the March 31, 2006 sale of The Capital Hedge Fund Ltd., and was received by the Company on April 19, 2006. The remaining $55,994 is receivable from the June 30, 2005 sale of Post Opportunity Fund, L.P., and is expected to be received by the Fund upon completion of the Post Opportunity Fund's 2005 audit.

         G.   USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series G's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY
         TRANSACTIONS AND OTHER

         CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series G. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series G will pay the Adviser a monthly management fee based on end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         Effective August 1, 2005, the Board of Directors approved a reduction in the management fee to 1.5% of net assets annually (from 2.25% annually).

         In addition, CAI allocated certain marketing fees of $21,514 to Multi-Strategy Series G during the year ended March 31, 2006.

         Placement agents may be retained by the Company to assist in the placement of Fund Shares. A placement agent affiliated with the Adviser will generally be entitled to receive a fee from each investor in the Company whose shares the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

         Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series G shares. For the year ended March 31, 2006, CGM earned $194,725 in placement fees on Multi-Strategy Series G shares. Such fees are deducted from an investor's gross contribution amount.

         The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series G shares. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

         Prior to October 1, 2005 Multi-Strategy Series G paid CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and reimbursed certain expenses. CAI, as Administrator, retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, to assist in the performance of its administrative duties. On October 1, 2005 a restructuring of this arrangement took affect. Under the new arrangement CAI and PFPC have separate agreements with the Company and act as co-administrators to the Company. CAI, as co-administrator, no longer receives a monthly fee for their administrative services to the Company. PFPC will continue to provide certain accounting, record keeping, tax and investor related services. Fees for their services would be charged directly to the Company.

         Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $1,000. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series G for the year ended March 31, 2006 were $13,778.

         PFPC Trust Company (an affiliate of PFPC) serves as custodian of Multi-Strategy Series G's assets

--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         and provides custodial services for Multi-Strategy Series G. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series G.

     4.  SECURITIES TRANSACTIONS

         The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the year ended March 31, 2006, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of March 31, 2006.

         Cost of purchases                           $   97,761,748
         Proceeds from sales                         $  129,582,048

         Gross unrealized appreciation               $   33,409,236
         Gross unrealized depreciation               $    1,056,299
                                                     ---------------
         Net unrealized appreciation                 $   32,352,937
                                                     --------------

     5.  CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

         Generally, initial and additional subscriptions for shares may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for shares in Multi-Strategy Series G. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series G to repurchase shares from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase shares from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

         Net profits or net losses of Multi-Strategy Series G for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

         Transactions in units were as follows for the years ended March 31, 2006 and 2005:

                                                                2006                        2005
                                                        --------------------       ---------------------
         Shares outstanding, beginning of year              183,915.383                  93,942.933
         Shares purchased                                    19,167.859                 109,500.270
         Shares redeemed                                    (51,572.227)                (19,527.820)
                                                        --------------------       ---------------------
         Shares outstanding, end of year                    151,511.015                 183,915.383
                                                        ====================       =====================

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which Multi-Strategy Series G invests trade various financial instruments and enter into various investment activities with off-balance

--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

     7.  INCOME TAX INFORMATION

         The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

              UNDISTRIBUTED NET        UNDISTRIBUTED LONG-   ACCUMULATED LOSS
              INVESTMENT INCOME        TERM CAPITAL GAIN       CARRYFORWARD
             -------------------------------------------------------------------
              $-                       $1,130,682            $-
             -------------------------------------------------------------------

         Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for March 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                         ACCUMULATED NET
              ACCUMULATED NET            REALIZED GAIN (LOSS)
              INVESTMENT INCOME (LOSS)   ON INVESTMENTS          PAID-IN CAPITAL
             -------------------------------------------------------------------
              $4,363,212                 ($16,724,559)           $12,361,347
             -------------------------------------------------------------------

         The primary difference between the book and tax appreciation or depreciation of Investment Funds is attributable to adjustments to the tax basis of Investment Funds based on allocation of income and distributions from Investment Funds and the tax realization of financial statement unrealized gain or loss. In addition, the cost of Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by each Investment Fund on Schedule K-1. The aggregate cost on Investment Funds for federal income tax purposes is therefore calculated and presented annually as of March 31. The aggregate cost on Investment Funds and the composition of unrealized appreciation and depreciation on Investment Funds for federal income tax purposes as of March 31, 2006 as noted below.

--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

              Federal tax cost of Investment Funds        $  146,966,618
                                                       ===================

              Gross unrealized appreciation               $    24,611,976
              Gross unrealized depreciation                            --
                                                       -------------------
              Net unrealized appreciation                 $    24,611,976
                                                       ===================

         Under provisions of the Internal Revenue Code, the fund has elected to treat currency losses incurred during the period November 1, 2005 to March 31, 2006 of $164,869 as having incurred in the next fiscal year. These losses will be available to offset future realized gains, if any.

     8.  SUBSEQUENT EVENT

         In June 2006, the Board of Directors is expected to approve a Plan of Merger and Reorganization under which the Multi-Strategy Series M will merge into the Multi-Strategy Series G once the approval of the Members of Series M is obtained. Members of Series M will exchange their Series M shares for an equivalent value of Series G shares as of the date of the merger. The proposed merger will be accounted for as-if the respective funds had pooled their assets and liabilities. Management expects that should the Members of Series M approve the merger that it will occur during the fourth quarter of 2006.

--------------------------------------------------------------------------------

                                 FUND MANAGEMENT
                                   (UNAUDITED)

         The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company and each Series under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, their subsidiaries or Citigroup and are not "interested persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

         Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 731 Lexington Avenue, 25th Floor, New York, NewYork10022.

                              INDEPENDENT DIRECTORS
                             (INFORMATION UNAUDITED)


                      POSITION(S) HELD      TERM OF OFFICE*         PRINCIPAL         NUMBER OF PORTFOLIOS         OTHER
        NAME                WITH             AND LENGTH OF    OCCUPATION(S) DURING      IN FUND COMPLEX        DIRECTORSHIPS
      AND AGE           THE COMPANY           TIME SERVED         PAST 5 YEARS        OVERSEEN BY DIRECTOR    HELD BY DIRECTOR
      -------         ----------------      ---------------   --------------------    --------------------    ----------------
Charles Hurty         Director              November 2002     Business Consultant     Two (Series M and       GMAM Absolute
(born 1943)                                 to present        since October 2001;     Series G)               Return Strategies
                                                              prior thereto,                                  Fund, LLC; CSFB
                                                              partner with                                    Alternative
                                                              accounting firm of                              Capital
                                                              KPMG, LLP.                                      Registered Funds
                                                                                                              (15 portfolios);
                                                                                                              iShares Trust (24
                                                                                                              portfolios);
                                                                                                              iShares, Inc. (70
                                                                                                              portfolios)

Steven Krull          Director              November 2002     Professor of Finance    Two (Series M and       None
(born 1957)                                 to present        at Hofstra              Series G)
                                                              University; Business
                                                              Consultant.








----------
*Term of office of each Director is indefinite.

                              INTERESTED DIRECTORS
                             (INFORMATION UNAUDITED)


                      POSITION(S) HELD      TERM OF OFFICE*         PRINCIPAL         NUMBER OF PORTFOLIOS         OTHER
        NAME                WITH             AND LENGTH OF    OCCUPATION(S) DURING      IN FUND COMPLEX        DIRECTORSHIPS
      AND AGE           THE COMPANY           TIME SERVED         PAST 5 YEARS        OVERSEEN BY DIRECTOR    HELD BY DIRECTOR
      -------         ----------------      ---------------   --------------------    --------------------    ----------------
Raymond Nolte         President and         September 2005    CEO, Fund of Hedge      Two (Series M           None
(born 1961)           Director (Chair)      to present        Funds Group; Portfolio  and Series G)
                                                              Manager to each Series
                                                              since September 2005;
                                                              Global Head and Chief
                                                              Investment Officer,
                                                              Deutsche Bank ARS Fund
                                                              of Funds business
                                                              (1996-April 2005).

----------
*Term of office of each Director is indefinite.

                                    OFFICERS
                             (INFORMATION UNAUDITED)

      NAME           POSITION(S) HELD WITH          TERM OF OFFICE*                       PRINCIPAL OCCUPATION(S)
     AND AGE              THE COMPANY         AND LENGTH OF TIME SERVED                    DURING PAST 5 YEARS
-----------------    ---------------------    --------------------------    --------------------------------------------------
Raymond Nolte          President and          September 2005 to present     See table for "Interested Director" above.
(born 1961)            Director

Daniel McAuliffe       Vice President         May 2005 to present           Managing Director, Citigroup Alternative
(born 1950)                                                                 Investments and Citigroup Global Markets Inc.;
                                                                            Chief Operating Officer, Citigroup Global Fund
                                                                            of Funds; Director and Chief Financial Officer,
                                                                            Citigroup Managed Futures LLC; General Partner,
                                                                            Citigroup Managed Futures LLC funds; employed
                                                                            by Citigroup and predecessor
                                                                            firms since 1986.

Trudi Gilligan         Chief Compliance       December 2004 to present      Director and Associate General Counsel,
(born 1967)            Officer                                              Citigroup Alternative Investments LLC (since
                                                                            2004); Vice President and Associate General
                                                                            Counsel, Citigroup Alternative Investments
                                                                            LLC (2000-2004); Associate, law firm of
                                                                            Battle Fowler LLP. (1996-2000)

Jennifer Magro         Treasurer              May 2005 to present           Head of accounting group, Citigroup Managed
(born 1971)                                                                 Futures LLC (2000-2005)

Sonia Rubinic          Secretary              November 2002 to present      Director, Citigroup Alternative Investments LLC
(born 1965)                                                                 since April 1997.

Christopher Hutt       Assistant Secretary    June 2004 to present          Vice President, Citigroup Alternative Investments
(born 1970)                                                                 LLC (2004-present)

                                                                            Assistant Vice President, JPMorgan Chase & Co.,
                                                                            Network Client Consulting (2000-2003)

                                                                            Client Coverage Officer, Morgan Stanley &
                                                                            Co./Chase Manhattan Bank N.A. (1997-2000)

         Other than as described above, since January 1, 2002, none of the Independent Directors who is a director of another investment company whose adviser and principal underwriter is Citigroup Alternative Investments LLC has held any other position with (i) the Company, (ii) an investment company having the same adviser or principal underwriter as the Company or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser, (iii) the Adviser or other affiliate of the Company or (iv) any person controlling, controlled by or under common control with the Adviser. None of the Directors currently owns Units of either Series, nor do they own equity securities issued by other investment companies in the Fund Complex.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

                                  ANNUAL REPORT

                                 MARCH 31, 2006

CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC-
SERIES M

("MULTI-ADVISER- M" OR THE "PORTFOLIO")   LETTER TO MEMBERS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMENTARY
================================================================================
Hedge fund strategies performed well in March, driven by long/short equity and event driven strategies. Equity markets were strong globally, with Japan leading the developed markets. Global fixed income markets sold off as the U.S. yield curve steepened. Commodity prices advanced broadly. Global strategies were mixed, as bond prices declined in anticipation of potential rate hikes. Long/short equity strategies were positive due to powerful directional rallies in industrials, materials and energy. Additionally, small-cap stocks continue to outperform large-cap stocks. Event driven strategies were positive given the favorable market environment for corporate activity. Distressed and performing corporate credit strategies produced gains.

--------------------------------------------------------------------------------
PERFORMANCE
================================================================================

2006 RETURNS             JAN     FEB     MAR     APR     MAY     JUN     JUL     AUG     SEP     OCT     NOV     DEC   YEAR
-----------------------------------------------------------------------------------------------------------------------------
Multi-Adviser- M        1.88%  -0.18%   1.71%                                                                          3.44%
HFRX Global HF Index    2.45%   0.17%   1.15%                                                                          3.80%
HFRI FOF Composite      2.89%   0.35%   1.50%                                                                          4.80%
S&P 500                 2.65%   0.27%   1.25%                                                                          4.21%
Lehman Aggregate Bond   0.01%   0.33%  -0.98%                                                                         -0.64%

The indices are presented merely to show the general trends in the markets for the period and are not intended to imply that the Portfolio is comparable to the indices either in composition or element of risk. The indices do not reflect the deductions of any fees. Index data is provided for comparison purposes only and a variety of factors may cause an index to be an inaccurate benchmark for a particular fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTORS CANNOT INVEST IN AN INDEX.

MULTI-ADVISER- M HISTORICAL ANNUAL RETURNS*

                                                                                                YTD      SINCE INCEPTION
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003    2004    2005    2006    ANNUALIZED RETURN
-----------------------------------------------------------------------------------------------------------------------------
                                                                        5.96%   2.35%   3.51%   3.44%               4.70%

* Multi-Adviser- M was launched in January 2003

--------------------------------------------------------------------------------
PORTFOLIO INFORMATION
================================================================================

PORTFOLIO COMPOSITION (AS OF APRIL 1, 2006)
-------------------------------------------

AUM'S:                  $64 Million

NUMBER OF MANAGERS:      12

              ATTRIBUTION (AS OF MARCH 31, 2006)
              ----------------------------------
STRATEGY                                      MTD        YTD

Global Macro                    GM           0.00%      0.00%
Equity Long/Short               LS           1.51%      2.80%
Equity Arbitrage                EA           0.16%      0.65%
Fixed Income Arbitrage          FIA          0.18%      0.41%
Convertible Arbitrage           CA           0.00%      0.00%
Merger Arbitrage                MA           0.00%      0.00%
Credit Strategies               CS           0.00%      0.00%
Event Driven Equity             EDE          0.00%      0.00%
Distressed Debt                 DD           0.05%      0.09%
Multi-Strategy Event            MSE          0.03%      0.07%
Cash and Cash Equivalents       C            0.02%      0.05%
Fees and Expenses                           -0.24%     -0.68%
-------------------------------------------------------------
NET RETURN*                                  1.71%      3.44%
-------------------------------------------------------------

  LARGEST POSITION BY
  STRATEGY

None
Renaissance Institutional Equities
Ventus Fund LP
PIMCO Global Relative Value Fund
None
None
None
None
Golden Tree High Yield Fund Ltd
Canyon Value Realization Fund LP


                                [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA FOLLOWS:

                    STRATEGY ALLOCATION (AS OF APRIL 1, 2006)
                    -----------------------------------------

                             LS              49%
                             EA              25%
                             FIA             19%
                             DD               3%
                             MSE              3%
                             C                1%

* The year-to-date strategy and sub-strategy returns are based on monthly returns that have been summed. The year-to-date net return is based on a time-weighted rate of return using geometrically linked period returns. The net return shown may be slightly different from the sum of the totals shown due to rounding.

Note: Performance results are based on monthly returns, are unaudited from April 2005 to present, and are net of fees and expenses. The results shown above do not reflect the effects of any placement fees and would be lower if they did. Performance results prior to April 2005 have been audited. Additionally, performance results after April 2005 are unaudited and are subject to change. There were substantial changes in the senior management, investment personnel and investment process of the Investment Manager during 2002 and 2005.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

                                                 [LOGO OMITTED]
                                                 CITIGROUP
                                                 ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND
PORTFOLIOS LLC-SERIES M

("MULTI-ADVISER- M" OR THE "PORTFOLIO")   LETTER TO MEMBERS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HISTORICAL MONTHLY PERFORMANCE
================================================================================

        JAN     FEB     MAR     APR     MAY     JUN     JUL     AUG     SEP     OCT     NOV     DEC     YEAR
-----------------------------------------------------------------------------------------------------------------
 2006   1.88%  -0.18%   1.71%                                                                            3.44%
 2005  -0.20%   1.13%  -0.74%   -1.09%  0.43%   1.55%   1.16%   0.59%   0.67%  -1.73%    0.91%   0.82%   3.51%
 2004   1.06%   0.22%  -0.04%   -0.56% -0.59%  -0.01%  -0.28%  -0.69%   0.65%   0.30%    1.61%   0.68%   2.35%
 2003   0.71%  -0.83%  -0.55%    1.10%  1.86%   0.55%   0.31%   0.22%   0.29%   1.15%    0.59%   0.43%   5.96%

Note: Performance results are based on monthly returns, are unaudited from April 2005 to present, and are net of fees and expenses. The results shown above do not reflect the effects of any placement fees and would be lower if they did. Performance results prior to April 2005 have been audited. Additionally, performance results after April 2005 are unaudited and are subject to change. There were substantial changes in the senior management, investment personnel and investment process of the Investment Manager during 2002 and 2005.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
PERFORMANCE STATISTICS
================================================================================

                 ANNUALIZED  STANDARD                      CORRELATIONS*
                   RETURN*   DEVIATION*                    -------------
                                         MULTI-ADVISER- M   S&P     LABI    HFRI INDEX   MULTI-ADVISER- M BETA* WITH RESPECT TO:
                                                                                         ---------------------------------------
MULTI-              4.70%      2.95%          1.00                                              S&P 500               0.20
ADVISER- M

S&P 500            14.65%      8.85%          0.60          1.00                                LABI                 -0.02

LEHMAN                                                                                          HFRI INDEX            0.76
AGGREGATE BOND
INDEX               3.13%      4.02%         -0.03         -0.04    1.00

HFRI INDEX          9.17%      3.49%          0.90          0.60    0.14       1.00

*Based on monthly data for period 1/03 - 3/06.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTORS CANNOT INVEST IN AN INDEX.

IMPORTANT INFORMATION

AS FURTHER DESCRIBED IN THE OFFERING DOCUMENTS, AN INVESTMENT IN ALTERNATIVE INVESTMENTS CAN BE SPECULATIVE AND NOT SUITABLE FOR ALL INVESTORS. INVESTING IN ALTERNATIVE INVESTMENTS IS ONLY INTENDED FOR EXPERIENCED AND SOPHISTICATED INVESTORS WHO ARE WILLING TO BEAR THE HIGH ECONOMIC RISKS ASSOCIATED WITH SUCH AN INVESTMENT. INVESTORS SHOULD CAREFULLY REVIEW AND CONSIDER POTENTIAL RISKS BEFORE INVESTING. CERTAIN OF THESE RISKS MAY INCLUDE:

o LOSS OF ALL OR A SUBSTANTIAL PORTION OF THE INVESTMENT DUE TO LEVERAGING, SHORT-SELLING, OR OTHER SPECULATIVE PRACTICES;
o LACK OF LIQUIDITY IN THAT THERE MAY BE NO SECONDARY MARKET FOR THE FUND AND NONE IS EXPECTED TO DEVELOP;
o  VOLATILITY OF RETURNS;
o  RESTRICTIONS ON TRANSFERRING INTERESTS IN THE FUND;
o POTENTIAL LACK OF DIVERSIFICATION AND RESULTING HIGHER RISK DUE TO CONCENTRATION OF TRADING AUTHORITY WHEN A SINGLE ADVISOR IS UTILIZED;
o  ABSENCE OF INFORMATION REGARDING VALUATIONS AND PRICING;
o  COMPLEX TAX STRUCTURES AND DELAYS IN TAX REPORTING;
o  LESS REGULATION AND HIGHER FEES THAN MUTUAL FUNDS; AND
o  ADVISOR RISK.

INDIVIDUAL FUNDS WILL HAVE SPECIFIC RISKS RELATED TO THEIR INVESTMENT PROGRAMS THAT WILL VARY FROM FUND TO FUND.

THE OPINIONS EXPRESSED HEREIN OR IN THE FUND'S OFFERING DOCUMENTS MAY DIFFER FROM OPINIONS EXPRESSED BY CITIGROUP OR ANY OF ITS AFFILIATES OR BUSINESSES, AND ARE NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS OR A GUARANTEE OF FUTURE RESULTS. SEE "CERTAIN RISK FACTORS" IN THE PROSPECTUS.

SHARES OF CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC INVOLVE SIGNIFICANT RISKS, ARE A SPECULATIVE INVESTMENT NOT SUITABLE FOR ALL INVESTORS, SHOULD COMPRISE ONLY A PORTION OF ANY INVESTOR'S TOTAL PORTFOLIO, AND SHOULD BE REGARDED AS A LONG-TERM INVESTMENT.

OPINIONS EXPRESSED IN THIS REPORT ARE INTENDED SOLELY AS GENERAL MARKET COMMENTARY AND DO NOT CONSTITUTE INVESTMENT ADVICE OR A GUARANTEE OF RETURNS.

INFORMATION CONTAINED IN THIS REPORT IS SUBJECT TO CERTAIN CONFIDENTIALITY REQUIREMENTS IMPOSED ON THE PORTFOLIO. ACCORDINGLY, EACH OF THE PORTFOLIO'S INVESTORS MUST MAINTAIN THE CONFIDENTIALITY OF ALL INFORMATION CONTAINED HEREIN AND MAY ONLY USE THIS REPORT IN FURTHERANCE OF THEIR INTERESTS AS AN INVESTOR IN THE PORTFOLIO.

                                                 [LOGO OMITTED]
                                                 CITIGROUP
                                                 ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC-
SERIES M

("MULTI-ADVISER- M" OR THE "PORTFOLIO")   LETTER TO MEMBERS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
THIS DOCUMENT IS OFFERED FOR INFORMATIONAL PURPOSES ONLY AND DOES NOT CONSTITUTE AN OFFER TO SELL ANY SECURITIES. AN OFFER OR SOLICITATION WILL BE MADE ONLY THROUGH THE PROSPECTUS, LIMITED LIABILITY COMPANY AGREEMENT AND SUBSCRIPTION AGREEMENT AND IS QUALIFIED IN ITS ENTIRETY BY THE TERMS AND CONDITIONS CONTAINED IN SUCH DOCUMENTS. THE PROSPECTUS CONTAINS ADDITIONAL INFORMATION NEEDED TO EVALUATE THE INVESTMENT AND PROVIDES IMPORTANT DISCLOSURES REGARDING RISKS, FEES AND EXPENSES. BEFORE MAKING AN INVESTMENT, POTENTIAL INVESTORS SHOULD CAREFULLY READ THE PROSPECTUS, LIMITED LIABILITY COMPANY AGREEMENT, AND SUBSCRIPTION AGREEMENT AND CONSULT THEIR PROFESSIONAL ADVISOR.

PLEASE NOTE THAT INVESTING IN CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC IS NOT SUITABLE FOR ALL CLIENTS. THIS INVESTMENT IS ILLIQUID AND IS NOT LISTED ON ANY EXCHANGE AND SHOULD BE REGARDED AS FIXED AND LONG TERM. IT IS INTENDED FOR EXPERIENCED AND SOPHISTICATED INVESTORS WHO ARE WILLING TO BEAR THE ECONOMIC RISKS OF THE INVESTMENT, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

CITIGROUP ALTERNATIVE INVESTMENTS LLC IS NOT ACTING AS THE ADVISOR OR AGENT FOR CLIENTS PURCHASING SHARES, AND THUS CLIENTS CANNOT RELY ON CITIGROUP ALTERNATIVE INVESTMENTS LLC IN CONNECTION WITH THEIR DECISION TO MAKE THIS INVESTMENT. THIS DOCUMENT IS PRESENTED TO CLIENTS BASED ON THE UNDERSTANDING THAT EACH CLIENT HAS SUFFICIENT KNOWLEDGE, EXPERIENCE AND PROFESSIONAL ADVICE TO MAKE ITS OWN EVALUATION OF THE MERITS AND RISKS OF THIS INVESTMENT.

SHARES OF THE SERIES ARE BEING OFFERED IN THE U.S. BY SMITH BARNEY, WHICH IS A DIVISION AND SERVICE MARK OF CITIGROUP GLOBAL MARKETS INC., MEMBER NASD/SIPC, AND OTHER AUTHORIZED PLACEMENT AGENTS.

THIS INFORMATION IS CONFIDENTIAL AND INTENDED SOLELY FOR USE BY CITIGROUP ALTERNATIVE INVESTMENTS LLC AND ITS AFFILIATES WITH ITS CLIENTS AND THEIR ADVISERS. IT IS NOT TO BE REPRODUCED OR DISTRIBUTED EXCEPT WITH THE PERMISSION OF CITIGROUP ALTERNATIVE INVESTMENTS LLC.

THE THIRD PARTY INFORMATION USED IN THIS DOCUMENT HAS BEEN OBTAINED FROM VARIOUS PUBLISHED AND UNPUBLISHED SOURCES CONSIDERED TO BE RELIABLE. HOWEVER, CITIGROUP INC. AND ITS AFFILIATES AND SUBSIDIARIES (OCITIGROUPO) CANNOT GUARANTEE ITS ACCURACY OR COMPLETENESS AND THUS DO NOT ACCEPT LIABILITY FOR ANY DIRECT OR CONSEQUENTIAL LOSSES ARISING FROM ITS USE. IN ADDITION, CITIGROUP CAN ACCEPT NO RESPONSIBILITY FOR THE TAX TREATMENT OF ANY INVESTMENT PRODUCT, WHETHER OR NOT THE INVESTMENT IS PURCHASED BY A TRUST OR COMPANY ADMINISTERED BY AN AFFILIATE OF CITIGROUP. CITIGROUP ASSUMES THAT, BEFORE MAKING ANY COMMITMENT TO INVEST, THE INVESTOR (AND WHERE APPLICABLE, ITS BENEFICIAL OWNERS) HAVE TAKEN WHATEVER TAX, LEGAL OR OTHER ADVICE THE INVESTOR/BENEFICIAL OWNERS CONSIDER NECESSARY AND HAVE ARRANGED TO ACCOUNT FOR ANY TAX LAWFULLY DUE ON THE INCOME OR GAINS ARISING FROM ANY INVESTMENT PRODUCT PROVIDED BY CITIGROUP. AT ANY TIME, CITIGROUP OR ITS EMPLOYEES MAY HAVE A POSITION, SUBJECT TO CHANGE, IN ANY SECURITIES OR INSTRUMENTS REFERRED TO, OR PROVIDE SERVICES TO THE ISSUERS OF THOSE SECURITIES OR INSTRUMENTS. CITIGROUP ALTERNATIVE INVESTMENTS LLC IS AN INDIRECTLY WHOLLY OWNED SUBSIDIARY OF CITIGROUP, AND SOME OR ALL OF THE PLACEMENT AGENTS AND THE ADMINISTRATOR ARE ALSO AFFILIATES OF CITIGROUP AND CITIGROUP ALTERNATIVE INVESTMENTS LLC. IN ADDITION, AS A DIVERSIFIED GLOBAL FINANCIAL SERVICES FIRM, CITIGROUP (INCLUDING FOR PURPOSES OF THIS DISCUSSION, ITS SUBSIDIARIES AND OTHER AFFILIATES) ENGAGES IN A BROAD SPECTRUM OF ACTIVITIES, INCLUDING FINANCIAL ADVISORY SERVICES, ASSET MANAGEMENT ACTIVITIES, SPONSORING AND MANAGING PRIVATE INVESTMENT FUNDS, ENGAGING IN BROKER-DEALER TRANSACTIONS, AND OTHER ACTIVITIES. IN THE ORDINARY COURSE OF BUSINESS, CITIGROUP ENGAGES IN ACTIVITIES IN WHICH CITIGROUP'S INTERESTS OR THE INTEREST OF ITS CLIENTS MAY CONFLICT WITH THE INTEREST OF THE PORTFOLIO OR A SERIES OR THE INVESTORS. SPECIFIC EXAMPLES OF SUCH CONFLICTS INCLUDE, BUT ARE NOT LIMITED TO: COMPETITION WITH OTHER CITIGROUP AFFILIATES AND CITIGROUP SPONSORED FUNDS FOR INVESTMENT OPPORTUNITIES, THE FACT THAT CITIGROUP MAY RECEIVE COMPENSATION FOR PERFORMING OTHER FINANCIAL SERVICES FOR THE UNDERLYING INVESTMENT FUNDS AND RELATED PARTIES, CITIGROUP'S EXISTING AND POTENTIAL CLIENT RELATIONSHIPS WITH A SIGNIFICANT NUMBER OF SPONSORS AND MANAGERS OF INVESTMENT FUNDS, CORPORATIONS AND INSTITUTIONS, AND THE FACT THAT CITIGROUP MAY STRUCTURE ITS PRODUCTS AND INVESTMENTS IN A MANNER THAT BENEFITS CERTAIN INVESTORS MORE THAN OTHERS. INVESTORS SHOULD CONSULT THE PROSPECTUS FOR A MORE DETAILED DESCRIPTION OF ACTUAL AND POTENTIAL CONFLICTS. THERE ALSO MAY BE ADDITIONAL CONFLICTS AND NO ASSURANCE CAN BE GIVEN THAT SUCH CONFLICTS OF INTEREST WILL BE RESOLVED IN FAVOR OF THE PORTFOLIO OR A SERIES OR THE INVESTORS. IN ACQUIRING SHARES, AN INVESTOR WILL BE DEEMED TO HAVE ACKNOWLEDGED THE EXISTENCE OF POTENTIAL CONFLICTS OF INTEREST RELATING TO CITIGROUP AND TO THE COMPANY'S OR SERIES' OPERATING IN THE FACE OF THOSE CONFLICTS.

NON-CONFIDENTIALITY. AN INVESTOR (AND EACH EMPLOYEE, REPRESENTATIVE, OR OTHER AGENT OF THE INVESTOR) MAY DISCLOSE TO ANY AND ALL PERSONS, WITHOUT LIMITATION OF ANY KIND, THE TAX TREATMENT AND TAX STRUCTURE OF THE PORTFOLIO AND THE TRANSACTION AND ALL MATERIALS OF ANY KIND (INCLUDING OPINIONS OR TAX ANALYSES) THAT ARE PROVIDED TO THE INVESTOR RELATING TO SUCH TAX TREATMENT AND TAX STRUCTURE.

U.S. TAX-REPORTING. INVESTORS WHO ARE REQUIRED TO FILE A U.S. FEDERAL TAX RETURN MAY BE REQUIRED TO FILE AN ADDITIONAL FORM WITH THEIR RETURN AND A COPY WITH THE INTERNAL REVENUE SERVICE.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE INFORMATION AND INVESTMENT OPPORTUNITIES CONTAINED HEREIN ARE FOR INFORMATIONAL PURPOSES AND ARE NOT TO BE CONSTRUED AS INDICATIVE OF THE FUTURE PERFORMANCE OR INVESTMENT STRATEGY OF CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC.

CITIGROUP ALTERNATIVE INVESTMENTS LLC IS RELYING ON COMMODITY FUTURES TRADING COMMISSION RULE 4.5 WITH RESPECT TO ITS OPERATION OF THE INVESTMENT PROGRAM OF CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISOR HEDGE FUND PORTFOLIOS LLC AND, ACCORDINGLY, IS NOT SUBJECT TO REGISTRATION OR REGULATION AS A COMMODITY POOL OPERATOR WITH RESPECT TO ITS OPERATION OF SUCH INVESTMENT PROGRAM.

THE SHARES ARE OFFERED TO POTENTIAL INVESTORS ON THE BASIS OF THE INFORMATION IN THE PROSPECTUS. NO PERSON HAS BEEN AUTHORIZED TO MAKE REPRESENTATIONS OR PROVIDE ANY INFORMATION RELATING TO THE SHARES WHICH ARE INCONSISTENT WITH OR NOT OTHERWISE CONTAINED IN THE PROSPECTUS.

----------------------------------------------------------------------------
INVESTMENT PRODUCTS: - NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
----------------------------------------------------------------------------

                                                 [LOGO OMITTED]
                                                 CITIGROUP
                                                 ALTERNATIVE INVESTMENTS

[LOGO OMITTED]
KPMG

                       KPMG LLP                        Telephone 212 758 9700
                       345 Park Avenue                 Fax       212 758 9819
                       New York, NY 10154              Internet  www.us.kpmg.com


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

The Members and Board of Directors
Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC -Multi-Strategy Series M

We have audited the accompanying statement of assets and liabilities of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series M, including the schedule of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in members' capital for each of the years in the two-year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the three-year period then ended and the period from January 1, 2003 (commencement of operations) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of March 31, 2006, by inspection of investment subscription documents and confirmation with underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series M as of March 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from January 1, 2003 (commencement of operations) through March 31, 2003 in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

New York, New York
May 30, 2006

          KPMG LLP, a U.S. limited liability partnership, is the U.S.
            member firm of KPMG International, a Swiss cooperative.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2006

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                                 $  2,958,723
Investments in investment funds, at fair value (Cost: $55,183,601)          63,943,078
Receivable from investment funds                                                35,972
Other assets                                                                    92,806
                                                                         --------------

         TOTAL ASSETS                                                       67,030,579
                                                                         --------------

LIABILITIES

Redemptions payable                                                          1,883,371
Management fee payable                                                          88,989
Accounts payable and accrued expenses                                          244,397
                                                                         --------------

         TOTAL LIABILITIES                                                   2,216,757
                                                                         --------------

            MEMBERS' CAPITAL (55,804.124 UNITS OUTSTANDING)               $ 64,813,822
                                                                         ==============

         NET ASSET VALUE PER UNIT                                         $   1,161.45
                                                                         ==============


COMPOSITION OF NET ASSETS
      Paid-in Capital                                                     $ 58,282,942
      Accumulated net investment income/(loss)                                       -
      Accumlated net realized gain/(loss) on investment transactions        (2,228,597)
      Net unrealized appreciation on investments                             8,759,477
                                                                         --------------
         Net Assets                                                       $ 64,813,822
                                                                         ==============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006

--------------------------------------------------------------------------------

                                                                                  COST          FAIR VALUE         % OF MEMBERS'
                                                                                                                      CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
          FIXED INCOME ARBITRAGE
             Concordia Capital, Ltd. - a                                      $  3,300,000     $  3,477,262            5.37%
             PIMCO Global Relative Value Fund, Ltd - b                           4,288,687        4,419,469            6.82%
             Highland Opportunity Fund LP. - b                                   4,000,000        4,233,238            6.53%

          EVENT DRIVEN
             Canyon Value Realization Fund, L.P. - b                          $  1,300,000     $  1,839,247            2.84%
             GoldenTree High Yield Partners, Ltd - b                             2,088,926        2,222,432            3.43%

          EQUITY ARBITRAGE
             Frontpoint Offshore Utility & Energy, L.P. - b                   $  6,295,988     $  6,538,327           10.09%
             CFM Ventus Fund LP - a                                             10,000,000        9,580,979           14.78%

          DISCRETIONARY
             Basswood Opportunity Partners L.P.- b                            $  3,500,000     $  3,908,669            6.03%
             Chilton Small Cap Partners, L.P. Class A - c                        3,620,000        5,320,743            8.21%
             Delta Institutional, L.P. - b                                       2,290,000        5,841,945            9.01%
             North Sound Legacy Institutional Fund, LLC. - b                     4,500,000        5,787,557            8.93%
             Renaissance Institutional Equities Fund LP - a                     10,000,000       10,773,210           16.62%

                                                                             -----------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                         $ 55,183,601     $ 63,943,078           98.66%


OTHER ASSETS, LESS LIABILITIES                                                                 $    870,744            1.34%
                                                                                              ------------------ -----------------

MEMBERS' CAPITAL                                                                               $ 64,813,822          100.00%
                                                                                              ================== =================

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF OPERATIONS
                            YEAR ENDED MARCH 31, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME
       Interest                                                         $     173,921
                                                                       ---------------

             TOTAL INVESTMENT INCOME                                          173,921
                                                                       ---------------

EXPENSES
       Management fees                                                      1,192,173
       Professional fees                                                      354,839
       Administration fees                                                    211,891
       Custodian fees                                                          11,751
       Marketing fees                                                           7,926
       Directors' fees and expenses                                             5,087
       Miscellaneous expenses                                                 100,000
                                                                       ---------------

             TOTAL EXPENSES                                                 1,883,667
                                                                       ---------------

             NET INVESTMENT LOSS                                           (1,709,746)
                                                                       ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                            5,542,353
Net change in unrealized appreciation on investments                          839,191
                                                                       ---------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             6,381,544
                                                                       ---------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES         $   4,671,798
                                                                       ===============


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                   FOR THE YEARS ENDED MARCH 31, 2006 AND 2005
--------------------------------------------------------------------------------

                                                                            YEAR ENDED          YEAR ENDED
                                                                          MARCH 31, 2006      MARCH 31, 2005

FROM INVESTMENT ACTIVITIES

       Net investment loss                                                 $  (1,709,746)      $  (2,184,117)
       Net realized gain on investments                                        5,542,353             686,342
       Net change in unrealized appreciation on investments                      839,191           2,702,892
                                                                          ---------------     ---------------
          INCREASE IN MEMBERS' CAPITAL
          DERIVED FROM INVESTMENT ACTIVITIES                                   4,671,798           1,205,117

MEMBERS' CAPITAL TRANSACTIONS

       Capital contributions                                                   2,515,400          25,895,081
       Capital withdrawals                                                   (20,374,924)         (7,714,817)
                                                                          ---------------     ---------------
          Increase (Decrease) in members' capital
          derived from capital transactions                                  (17,859,524)         18,180,264


          MEMBERS' CAPITAL AT BEGINNING OF YEAR                               78,001,548          58,616,167
                                                                          ---------------     ---------------

          MEMBERS' CAPITAL AT END OF YEAR (55,804.124
          AND 71,765.186 UNITS OUTSTANDING AT MARCH 31, 2006
          AND 2005, RESPECTIVELY)                                          $  64,813,822       $  78,001,548
                                                                          ===============     ===============


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF CASH FLOWS
                            YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities                           $    4,671,798
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash provided by operating activities:
       Purchases of investments in investment funds                                          (51,014,005)
       Proceeds from disposition of investments in investment funds                           61,320,305
       Net realized gain on investments in investment funds                                     (839,191)
       Net unrealized gain on investments in investment funds                                 (5,542,353)
       Changes in operating assets and liabilities:
          Decrease in receivable from investment funds                                         8,356,089
          Increase in other assets                                                               (73,320)
          Decrease in management fee payable                                                    (577,839)
          Decrease in accounts payable and accrued expenses                                     (164,465)
                                                                                         ----------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                                           16,137,019

Cash flows from financing activities
       Capital contributions                                                                   2,113,700
       Capital withdrawals                                                                   (20,436,238)
                                                                                         ----------------
          NET CASH USED IN FINANCING ACTIVITIES                                              (18,322,538)

             Net decrease in cash and cash equivalents                                        (2,185,519)

             Cash and cash equivalents at beginning of year                                    5,144,242
                                                                                         ----------------
             Cash and cash equivalents at end of year                                     $    2,958,723
                                                                                         ================


Supplemental non-cash information:

Included in capital contributions and capital withdrawals on the accompanying Statement of Changes in Members' Capital for the year ended March 31, 2006, are changes in contributions received in advance of $401,700 and redemptions payable of $61,314, respectively.





The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD                                                                   JANUARY 1, 2003
                                                         YEAR ENDED        YEAR ENDED        YEAR ENDED         (COMMENCEMENT
                                                       MARCH 31, 2006    MARCH 31, 2005    MARCH 31, 2004       OF OPERATIONS)
                                                                                                               TO MARCH 31, 2003

NET ASSET VALUE, BEGINNING OF PERIOD:                 $      1,086.90    $     1,073.22    $         993.27    $       1,000.00
                                                     =================  ================  ==================  ===================
     INCOME FROM INVESTMENT OPERATIONS***:
     Net investment loss                                       (26.96)           (31.02)             (34.35)             (13.23)
     Net realized and unrealized gain on
        investments                                            101.51             44.70              114.30                6.50
                                                     -----------------  ----------------  ------------------  -------------------
     TOTAL FROM INVESTMENT OPERATIONS                           74.55             13.68               79.95               (6.73)
                                                     -----------------  ----------------  ------------------  -------------------

NET ASSET VALUE, END OF PERIOD:                       $      1,161.45          1,086.90    $       1,073.22    $         993.27
                                                     =================  ================  ==================  ===================

TOTAL RETURN                                                    6.86%             1.27%                8.05%              (0.67%)**

Ratios/Supplemental Data:
Net assets, end of period                             $    64,813,822    $   78,001,548    $     58,616,167    $     27,852,030
                                                     =================  ================  ==================  ===================
Portfolio turnover                                             84.97%            31.84%               22.76%              25.96% *
Ratio of expenses to average net assets                         2.68%             3.02%                3.31%               5.44% *
Ratio of net investment loss to average net assets             (2.43%)           (2.91%)              (3.28%)             (5.39%)*

*    Annualized.
** Total return for a period of less than a full year is not annualized. *** Per unit data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month units.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.


The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Company" or "Fund") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series M. The investment objective of Multi-Strategy Series M is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series M can be described as a fund of hedge funds.

         Shares of Multi-Strategy Series M are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series M from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

         Citigroup Alternative Investments LLC ("CAI", or the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series M's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series M's assets to various Investment Funds. AMACAR Partners, Inc. was the managing member of Multi-Strategy Series M prior to the conversion to a regulated investment company. As of October 1, 2005, under the
         Multi-Strategy Series M's governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series M to the Board of Directors.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series M values these investments at fair value based on financial data supplied by the Investment Funds.

         A.   PORTFOLIO VALUATION

         The net asset value of Multi-Strategy Series M is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

                                      -8-
--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         Multi-Strategy Series M's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series M's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series M, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

         As a general matter, the fair value of Multi-Strategy Series M's investment in an Investment Fund represents the amount that Multi-Strategy Series M can reasonably expect to receive from an Investment Fund if Multi-Strategy Series M's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series M does not factor into its valuation a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

         B.   FUND EXPENSES

         Multi-Strategy Series M bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series M's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series M's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

         C.   INCOME TAXES

         Multi-Strategy Series M operated as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes from inception through September 30, 2005. As of September 30, 2005, Multi-Strategy Series M became a corporation that will be taxed as a regulated investment company.

         It is Multi-Strategy Series M's policy to meet the requirements of the Internal Revenue Code

                                      -9-
--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         applicable to regulated investment companies (RIC) and distribute substantially all of its taxable net investment income and capital gains, if any, to shareholders each year. Therefore, no federal income or excise tax provision is typically required for Multi-Strategy Series M's financial statements. However, during fiscal 2006, the Fund incurred $1,714 of excise tax which is recognized as a component of Miscellaneous expenses. This expense was attributable to the conversion to RIC status.

         D.   CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that earn money market rates and are accounted for at cost plus accrued interest.

         E.   RECEIVABLE FROM INVESTMENT FUNDS

         Receivable from investment funds of $35,972 represents amounts due to Multi-Strategy Series M for sales of its interests in Post Opportunity Fund, L.P., and is expected to be received by the Fund upon completion of the Post Opportunity Fund's 2005 audit.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series M's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
         OTHER

         CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series M. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series M will pay the Adviser a monthly management fee based on end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

         Effective August 1, 2005, the Board of Directors approved a reduction in the management fee to 1.5% of net assets annually (from 2.00% annually).

         In addition, CAI allocated certain marketing fees of $7,926 to Multi-Strategy Series M during the year ended March 31, 2006.

         Placement agents may be retained by the Company to assist in the placement of Fund shares. A placement agent affiliated with the Adviser, will generally be entitled to receive a fee from each

                                      -10-
--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         investor in the Company whose shares the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

         Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series M shares. For the year ended March 31, 2006, CGM earned $46,100 in placement fees on Multi-Strategy Series M shares. Such fees are deducted from an investor's gross contribution amount.

         The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series M shares. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

         Prior to October 1, 2005 Multi-Strategy Series M paid CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and reimbursed certain expenses. CAI, as Administrator, retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, to assist in the performance of its administrative duties. On October 1, 2005 a restructuring of this arrangement took affect. Under the new arrangement CAI and PFPC have separate agreements with the Company and act as co-administrators to the Company. CAI, as co-administrator, no longer receives a monthly fee for their administrative services to the Company. PFPC will continue to provide certain accounting, record keeping, tax and investor related services. Fees for their services would be charged directly to the Company.

         Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $1,000. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series M for the year ended March 31, 2006 were $5,087.

         PFPC Trust Company (an affiliate of PFPC) serves as custodian of Multi-Strategy Series M's assets and provides custodial services for Multi-Strategy Series M. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series M.

     4.  SECURITIES TRANSACTIONS

         The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the year ended March 31, 2006, and net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of March 31, 2006.

                                      -11-
--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

         Cost of purchases                           $ 51,014,005
         Proceeds from sales                         $ 61,320,305

         Gross unrealized appreciation               $  9,178,498
         Gross unrealized depreciation               $    419,021
                                                     ------------
         Net unrealized appreciation                 $  8,759,477
                                                     ------------

     5.  CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

         Generally, initial and additional subscriptions for shares may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for shares in Multi-Strategy Series M. The Board of Directors from time to time and in its complete and exclusive discretion may determine to cause Multi-Strategy Series M to repurchase shares from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase shares from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

         Net profits or net losses of Multi-Strategy Series M for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

         Transactions in units were as follows for the years ended March 31, 2006 and 2005:
                                                     2006            2005
                                                --------------  --------------
         Shares outstanding, beginning of year    71,765.186      54,616.964
         Shares purchased                          2,274.891      24,309.752
         Shares redeemed                         (18,235.953)     (7,161.530)
                                                --------------  --------------
         Shares outstanding, end of year          55,804.124      71,765.186
                                                ==============  ==============

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which Multi-Strategy Series M invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

     7.  INCOME TAX INFORMATION

         The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

--------------------------------------------------------------------------------

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (CONTINUED)
--------------------------------------------------------------------------------

            UNDISTRIBUTED NET    UNDISTRIBUTED LONG-    ACCUMULATED LOSS
            INVESTMENT INCOME    TERM CAPITAL GAIN      CARRYFORWARD
           ================================================================
             $-                  $354,199               $-
           ----------------------------------------------------------------

         Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for March 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                    ACCUMULATED NET
           ACCUMULATED NET          REALIZED GAIN (LOSS)
           INVESTMENT INCOME(LOSS)  ON INVESTMENTS        PAID-IN CAPITAL
           ================================================================
            $1,709,746              ($7,770,950)          $6,061,204
           ----------------------------------------------------------------

         The primary difference between the book and tax appreciation or depreciation of Investment Funds is attributable to adjustments to the tax basis of Investment Funds based on allocation of income and distributions from Investment Funds and the tax realization of financial statement unrealized gain or loss. In addition, the cost of Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by each Investment Fund on Schedule K-1. The aggregate cost on Investment Funds for federal income tax purposes is therefore calculated and presented annually as of March 31. The aggregate cost on Investment Funds and the composition of unrealized appreciation and depreciation on Investment Funds for federal income tax purposes as of March 31, 2006 as noted below.

              Federal tax cost of Investment Funds       $   57,766,397
                                                        ================

              Gross unrealized appreciation              $    6,176,681
              Gross unrealized depreciation                           -
                                                        ----------------
              Net unrealized appreciation                $    6,176,681
                                                        ================

     8.  SUBSEQUENT EVENT

         In June 2006, the Board of Directors is expected to approve a Plan of Merger and Reorganization under which the Multi-Strategy Series M will merge into the Multi-Strategy Series G once the approval of the Members of Series M is obtained. Members of Series M will exchange their Series M shares for an equivalent value of Series G shares as of the date of the merger. The proposed merger will be accounted for as-if the respective funds had pooled their assets and liabilities. Management expects that should the Members of Series M approve the merger that it will occur during the fourth quarter of 2006.

                                      -13-
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT
                                   (UNAUDITED)

         The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company and each Series under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, their subsidiaries or Citigroup and are not "interested persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

         Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 731 Lexington Avenue, 25th Floor, New York, NewYork10022.

                              INDEPENDENT DIRECTORS
                             (INFORMATION UNAUDITED)


                      POSITION(S) HELD      TERM OF OFFICE*         PRINCIPAL         NUMBER OF PORTFOLIOS         OTHER
        NAME                WITH             AND LENGTH OF    OCCUPATION(S) DURING      IN FUND COMPLEX        DIRECTORSHIPS
      AND AGE           THE COMPANY           TIME SERVED         PAST 5 YEARS        OVERSEEN BY DIRECTOR    HELD BY DIRECTOR
      -------         ----------------      ---------------   --------------------    --------------------    ----------------
Charles Hurty         Director              November 2002     Business Consultant     Two (Series M and       GMAM Absolute
(born 1943)                                 to present        since October 2001;     Series G)               Return Strategies
                                                              prior thereto,                                  Fund, LLC; CSFB
                                                              partner with                                    Alternative
                                                              accounting firm of                              Capital
                                                              KPMG, LLP.                                      Registered Funds
                                                                                                              (15 portfolios);
                                                                                                              iShares Trust (24
                                                                                                              portfolios);
                                                                                                              iShares, Inc. (70
                                                                                                              portfolios)

Steven Krull          Director              November 2002     Professor of Finance   Two (Series M and        None
(born 1957)                                 to present        at Hofstra             Series G)
                                                              University; Business
                                                              Consultant.




----------
*Term of office of each Director is indefinite.

                              INTERESTED DIRECTORS
                             (INFORMATION UNAUDITED)


                      POSITION(S) HELD      TERM OF OFFICE*         PRINCIPAL             NUMBER OF PORTFOLIOS         OTHER
        NAME                WITH             AND LENGTH OF    OCCUPATION(S) DURING          IN FUND COMPLEX        DIRECTORSHIPS
      AND AGE           THE COMPANY           TIME SERVED         PAST 5 YEARS            OVERSEEN BY DIRECTOR    HELD BY DIRECTOR
      -------         ----------------      ---------------   --------------------        --------------------    ----------------
Raymond Nolte         President and         September 2005    CEO, Fund of Hedge Funds    Two (Series M           None
(born 1961)           Director (Chair)      to present        Group; Portfolio Manager    and Series G)
                                                              to each Series since
                                                              September 2005; Global
                                                              Head and Chief
                                                              Investment Officer,
                                                              Deutsche Bank ARS Fund
                                                              of Funds business (1996-
                                                              April 2005).




----------
*Term of office of each Director is indefinite.

                                    OFFICERS
                             (INFORMATION UNAUDITED)

      NAME           POSITION(S) HELD WITH          TERM OF OFFICE*                       PRINCIPAL OCCUPATION(S)
     AND AGE              THE COMPANY         AND LENGTH OF TIME SERVED                    DURING PAST 5 YEARS
-----------------    ---------------------    --------------------------    --------------------------------------------------
Raymond Nolte          President and          September 2005 to present     See table for "Interested Director" above.
(born 1961)            Director

Daniel McAuliffe       Vice President         May 2005 to present           Managing Director, Citigroup Alternative
(born 1950)                                                                 Investments and Citigroup Global Markets Inc.;
                                                                            Chief Operating Officer, Citigroup Global Fund
                                                                            of Funds; Director and Chief Financial Officer,
                                                                            Citigroup Managed Futures LLC; General
                                                                            Partner, Citigroup Managed Futures LLC
                                                                            funds; employed by Citigroup and predecessor
                                                                            firms since 1986.

Trudi Gilligan         Chief Compliance       December 2004 to present      Director and Associate General Counsel,
(born 1967)            Officer                                              Citigroup Alternative Investments LLC (since
                                                                            2004); Vice President and Associate General
                                                                            Counsel, Citigroup Alternative Investments
                                                                            LLC (2000-2004); Associate, law firm of
                                                                            Battle Fowler LLP. (1996-2000)

Jennifer Magro         Treasurer              May 2005 to present           Head of accounting group, Citigroup Managed
(born 1971)                                                                 Futures LLC (2000-2005)

Sonia Rubinic          Secretary              November 2002 to present      Director, Citigroup Alternative Investments
(born 1965)                                                                 LLC since April 1997.

Christopher Hutt       Assistant Secretary    June 2004 to present          Vice President, Citigroup Alternative
(born 1970)                                                                 Investments LLC (2004-present)

                                                                            Assistant Vice President, JPMorgan Chase &
                                                                            Co., Network

                                                                            Client Consulting (2000-2003)

                                                                            Client Coverage Officer, Morgan Stanley &
                                                                            Co./Chase Manhattan Bank N.A. (1997-2000)

         Other than as described above, since January 1, 2002, none of the Independent Directors who is a director of another investment company whose adviser and principal underwriter is Citigroup Alternative Investments LLC has held any other position with (i) the Company, (ii) an investment company having the same adviser or principal underwriter as the Company or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser, (iii) the Adviser or other affiliate of the Company or (iv) any person controlling, controlled by or under common control with the Adviser. None of the Directors currently owns Units of either Series, nor do they own equity securities issued by other investment companies in the Fund Complex.

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Charles Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $96,000 for 2005, $108,200 for 2006

Audit-Related Fees

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $ 0 for 2006.

Tax Fees

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $141,000 for 2005 and $141,000 for 2006. This fee relates to the preparation of the registrant's tax return and for the investors' K-1.

All Other Fees

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $15,000 for 2005 and $14,000 for 2006. This fee relates to the N-2 fee filing.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Audit Committee will approve in advance any audit and non-audit services to be provided by the audit firm to (i) the Fund; (ii) the Fund's investment adviser (non-audit services only); or (iii) any affiliates of such investment adviser (non-audit services only) that provide ongoing services to the Fund if the engagement relates directly to the Fund's operations and financial reporting; provided, that any single member of the Committee may approve such services on behalf of the Committee if payments for such services are reasonably estimated at less than $10,000 and such approval is reported to the Committee at it next regular meeting; and provided further, that no such non-audit service may be approved if prohibited by applicable rules of the Securities and Exchange Commission.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b)   N/A

                  (c)   100%

                  (d)   100%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                    MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC.

                             Proxy Voting Procedures

Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Fund"), a "series" investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), has adopted these proxy voting procedures (the "Procedures") in accordance with, and for the purpose of complying with, rules related to proxy voting promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act and the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Delegation of Proxy Voting. The Fund has delegated the responsibility for voting proxies of its underlying portfolio funds (or other underlying securities) to its investment adviser, an adviser registered with the SEC pursuant to the Advisers Act. The investment adviser, Citigroup Alternative Investments LLC ("CAI"), has adopted proxy-voting procedures, including those designed to address any material conflicts of interests between CAI and its clients ("Adviser Procedures"), which have been reviewed and approved by the Board of Directors of the Fund and are attached hereto.

Annual Review. The Board of Directors of the Fund will review the Procedures and the Adviser Procedures annually to ensure the procedures are reasonably designed to ensure compliance with all relevant proxy-voting rules that are applicable to the Funds.

Form N-PX. Commencing in 2004, the Fund will cause Form N-PX to be filed by August 31 each year and will include proxy-voting information for the one-year period ending that June 30. Form N-PX is an annual filing of the Fund's complete proxy voting record which requires information disclosing: (1) each proxy proposal subject matter; (2) if the proxy proposal was proposed by the issuer or a shareholder; (3) how the Fund cast its votes; and (4) if the vote cast was for or against management.

NOTE: BY AUGUST 31, 2004, THE FUND WILL BE REQUIRED TO FILE FORM N-PX FOR THE PERIOD JULY 1, 2003 TO JUNE 30, 2004.

Disclosure of Proxy Procedures. Commencing in 2003, the Fund will ensure that a description of its (and CAI's) proxy-voting procedures, including procedures related to proxy-voting conflicts of interest, are disclosed in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports.

NOTE: REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC.

Availability of Proxy Voting Procedures and Voting Record. Commencing in 2004, the Fund will state in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports that its proxy voting procedures and voting records are available free of charge directly from the Fund (or its designee) as well as from the SEC website. The Fund will make its proxy voting records available on either a Fund or CAI website or upon request by calling a toll-free or collect telephone number.

NOTE: REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC ON OR AFTER AUGUST 31, 2004.

Adopted: September 18, 2003

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

       Raymond Nolte is currently the sole portfolio manager of the registrant's portfolio and as such has primary responsibility for the day-to-day management of the Company. In that capacity he receives significant input and support from a team of analysts also employed by the Adviser. Mr. Nolte's professional background is described above in the table below.

                                 POSITION(S)           TERM OF OFFICE* AND              PRINCIPAL OCCUPATION(S)
              NAME                HELD WITH               LENGTH OF TIME                         DURING
            AND AGE              THE COMPANY                  SERVED                          PAST 5 YEARS
         -------------      -------------------     -------------------------       -------------------------------
         Raymond Nolte      Portfolio Manager,      September 2005 to present       CEO, Fund of Hedge Funds
         (born 1961)        Director, President                                     Group; Portfolio Manager to the
                                                                                    Company since September 2005;
                                                                                    Global Head and Chief
                                                                                    Investment Officer, Deutsche
                                                                                    Bank ARS Fund of Funds
                                                                                    business (1996-April 2005)

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

       OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

          -----------------------------------------------------------------------------------------------------------
                                                                                                      Total Assets
                                                                                                       in Accounts
              Name of                                                              No. of Accounts        where
             Portfolio                                 Total                       where Advisory     Advisory Fee
            Manager or            Type of         No. of Accounts       Total      Fee is Based on     is Based on
            Team Member           Accounts            Managed          Assets        Performance       Performance
            -----------           --------            -------          ------        -----------       -----------
          -----------------------------------------------------------------------------------------------------------
          Raymond Nolte        Registered                2              $236m             0                 0
                               Investment
                               Companies:
          -----------------------------------------------------------------------------------------------------------
          Raymond Nolte        Other Pooled             35             $1.642b            3               $541m
                               Investment
                               Vehicles:
          -----------------------------------------------------------------------------------------------------------
          Raymond Nolte        Other Accounts:           2              $226m             1                $62
          -----------------------------------------------------------------------------------------------------------

       POTENTIAL CONFLICTS OF INTERESTS

       As shown in the table above, Mr. Nolte is responsible for managing other accounts ("Other Accounts") in addition to the Series. In certain instances, conflicts may arise in his management of the Series and such Other Accounts.

       One situation where a conflict may arise between the Series and an Other Account is in the allocation of investment opportunities among the Series and the Other Account. For example, the Adviser may determine that there is an opportunity that is suitable for the Series as well as for Other Accounts of the Adviser, which have a similar investment objective. As a related matter, a particular Investment Fund interest or other security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the Series. The Company and the Adviser have adopted policies and procedures regarding the allocation of investment opportunities, which generally require that investment opportunities be allocated among the Series and Other Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

       Mr. Nolte's management of the Series and Other Accounts may result in his devoting a disproportionate amount of time and attention to the management of a particular account as against another. This particularly may be the case when accounts have different objectives, benchmarks, time horizons, asset levels and fees.

       The management of personal accounts by Mr. Nolte may give rise to potential conflicts of interest. While the Adviser's code of ethics will impose limits on the ability of Mr. Nolte to trade for his personal account, there is no assurance that the Adviser's code of ethics will eliminate such conflicts.

       Other than the conflicts described above, the Company is not aware of any material conflicts that may arise in connection with the Adviser's management of the Series' investments and such Other Accounts.

(A)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

       Mr. Nolte's compensation is a combination of salary, discretionary bonus, deferred compensation, retirement plans and automatic participation in a company-funded retirement bonus. The discretionary bonus is based upon the financial results and profitability of Citigroup as a whole, that of CAI as a whole, and that of CAI's Global Fund of Funds business unit, for which Mr. Nolte serves as chief executive. The discretionary bonus is not linked to the performance of any specific benchmark or that of any CAI investment fund or account; nor are specific asset size targets considered.

(A)(4) DISCLOSURE OF SECURITIES OWNERSHIP

                                             Dollar ($) Range
                    Name of Portfolio         of Fund Shares
                        Manager or             Beneficially
                       Team Member                Owned
                       -----------                -----

                     Raymond Nolte                  $0

(B) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Citigroup Alternative Investments Multi-Adviser Hedge Fund
             Portfolios LLC
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date      June 9, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date      June 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jennifer Magro
                         -------------------------------------------------------
                           Jennifer Magro, Treasurer
                           (principal financial officer)

Date      June 9, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.